CONSOLIDATED INCOME STATEMENTS - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement
Interest income	$ 103,977	$ 108,846	$ 99,537
Interest income on financial assets designated at fair value through profit or loss	12,008	15,384	14,049
Interest expenses and similar charges	(50,175)	(58,074)	(51,589)
NET INTEREST INCOME	65,810	66,156	61,997
Dividend income	246	235	210
Income from entities accounted for using the equity method	178
Fee and commission income.	23,756	24,318	22,296
Fee and commission expenses	(6,733)	(7,894)	(6,574)
Gains/(losses) on financial assets and liabilities (net)	5,984	2,854	1,484
Exchange differences (net)	19
Other operating income	1,651	1,553	748
Other expense, by function	(5,213)	(5,145)	(4,393)
TOTAL INCOME	85,698	82,077	75,768
Administrative expenses:	(30,135)	(29,258)	(28,649)
Personnel expenses	(14,876)	(15,428)	(14,354)
Other general administrative expenses	(15,259)	(13,830)	(14,295)
Depreciation and amortization	(5,743)	(5,222)	(2,973)
Impairment losses on financial assets (net)	(21,799)	(19,220)	(18,810)
Gains/(losses) on modification of financial assets (net)	(1,743)
Impairment losses on other assets (net), Non-current assets held for sale	(119)	(370)	(5)
Provisions (net)	(974)	(775)	(562)
Gains/(losses) on disposal of assets not classified as non-current assets held for sale (net)	6	16	7
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	9	42	38
OPERATING PROFIT BEFORE TAX	25,200	27,290	24,814
Income tax	(6,226)	(6,909)	(5,458)
PROFIT FOR THE YEAR	18,974	20,381	19,356
Profit attributable to the Parent	$ 18,974	$ 20,381	19,353
Profit attributable to non-controlling interests			$ 3
EARNINGS PER SHARE (pesos)
Basic earnings per share (in pesos per share)	$ 2.80	$ 3.01	$ 2.86
Diluted earnings per share (in pesos per share)	$ 2.80	$ 3.00	$ 2.85
Financial assets at amortized cost category
Statement
Impairment losses on financial assets (net)	$ (21,731)	$ (19,220)	$ (18,806)
Financial assets at fair value through other comprehensive income category
Statement
Dividend income	206	$ 191	177
Impairment losses on financial assets (net)	$ (68)		$ (4)